Commitments	12 Months Ended
Dec. 31, 2025
Commitments
Commitments

14.Commitments

(i)The Corporation has leased premises with third parties. The minimum committed lease payments, which include the lease liability payments shown as base rent, are approximately as follows:

	Base rent	Variable rent	Total
2026	$55,376	$51,846	$107,222
2027	55,376	51,846	107,222
2028	46,146	43,205	89,351
	$156,898	$146,897	$303,795

(ii)The Corporation has signed various agreements with consultants to provide services. Under the agreements, the Corporation has the following remaining commitments.

2026	$306,915
2027	34,435
Total	$341,350

(iii)	Pursuant to the terms of agreements with various other contract research organizations, the Corporation is committed for the following contract research services:

2026	$2,006,708
2027	501,105
2028	45,833
2029	22,196
Total	$2,575,842